RELATED PARTY TRANSACTIONS (Outstanding Amounts due to and from Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other current assets	$ 248,110	$ 350,712
Other current liabilities	(20,929)	(28,285)
Other long-term liabilities	170,849	91,265
EGH And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Other current assets	30,450	10,423
Other current liabilities	(12,077)	(4,881)
Other long-term liabilities		$ (6,423)